Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Less: accumulated amortization	$ (37,525)	$ (33,559)
Intangible assets, net	12,177	17,539
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	39,182	40,283
Trademark and License [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 10,520	$ 10,815